H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement
	2022	2021	2020
Current income taxes for the year	(7,353)	(6,110)	(5,470)
Current income taxes related to prior years	253	(337)	(175)
Deferred tax income/expense (+/–)	1,617	188	(3,911)
Share of taxes in joint ventures and associated companies	(14)	(11)	(33)
Income tax expense	(5,497)	(6,270)	(9,589)

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate
	2022	2021	2020
Calculated tax expense at Swedish tax rate 20.6% (20.6%)	(5,070)	(6,025)	(5,823)
Effect of foreign tax rates	(605)	(324)	(616)
Current income taxes related to prior years	253	(337)	(175)
Remeasurement of tax loss carry-forwards	(49)	(175)	(258)
Remeasurement of deductible temporary differences	15	220	369
Withholding tax expense	—	—	(1,393)
Reversal of impaired withholding tax	411	969	—
Tax effect of non-deductible expenses	(760)	(975)	(2,079)
Tax effect of non-taxable income	327	392	372
Tax effect of changes in tax rates	(19)	(15)	14
Income tax expense	(5,497)	(6,270)	(9,589)
Effective tax rate	22.3%	21.4%	35.2%

1)	On March 2, 2023, the Company reached a resolution with the DOJ (the DOJ Plea Agreement) and agreed to pay a fine of approximately SEK 2.2 billion.

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards
	Deferred tax assets	Deferred tax liabilities	Net balance
2022
Intangible assets and property, plant and equipment	1,161	8,135
Current assets	3,605	1,055
Post-employment benefits	5,558	571
Provisions	5,234	—
Deferred tax credits	2,081	—
Other	1,837	295
Loss carry-forwards	5,190	—
Deferred tax assets/liabilities	24,666	10,056	14,610
Netting of assets/liabilities	(5,272)	(5,272)
Deferred tax balances, net	19,394	4,784	14,610

2021
Intangible assets and property, plant and equipment	160	1,331
Current assets	3,605	862
Post-employment benefits	6,782	567
Provisions	3,555	—
Deferred tax credits	5,288	—
Other	1,425	44
Loss carry-forwards	4,214	—
Deferred tax assets/liabilities	25,029	2,804	22,225
Netting of assets/liabilities	(1,920)	(1,920)
Deferred tax balances, net	23,109	884	22,225

Changes in Deferred Taxes, Net

Changes in deferred taxes, net
	2022	2021
Opening balance, net	22,225	25,207
Recognized in net income	1,617	188
Recognized in other comprehensive income	(2,099)	(556)
Balances regarding acquired/divested businesses	(3,911)	171
Deferred tax credits utilization	(3,586)	(3,027)
Translation difference	364	242
Closing balance, net	14,610	22,225

Tax Loss Carry-forwards

Tax loss carry-forwards
Year of expiration	Tax loss carry- forwards	Tax value
2023	17	3
2024	12	2
2025	19	6
2026	85	22
2027	1,236	317
2028 or later (also includes unlimited carry-forwards)	22,069	4,840
Total	23,438	5,190